Risk Management	12 Months Ended
Dec. 31, 2013
Risk Management [Abstract]
Risk Management
Risk Management
Derivative Financial Instruments
Foreign Currency Risk
The Company uses financial instruments to reduce its overall exposure to the effects of currency fluctuations on cash flows. The Company’s policy prohibits speculation in financial instruments for profit on exchange rate price fluctuations, trading in currencies for which there are no underlying exposures, or entering into transactions for any currency to intentionally increase the underlying exposure. Instruments that are designated as part of a hedging relationship must be effective at reducing the risk associated with the exposure being hedged and are designated as part of a hedging relationship at the inception of the contract. Accordingly, changes in the market values of hedge instruments must be highly correlated with changes in market values of the underlying hedged items both at the inception of the hedge and over the life of the hedge contract.
The Company’s strategy related to foreign exchange exposure management is to offset the gains or losses on the financial instruments against gains or losses on the underlying operational cash flows or investments based on the Company's assessment of risk. The Company enters into derivative contracts for some of its non-functional currency cash, receivables, and payables, which are primarily denominated in major currencies that can be traded on open markets. The Company typically uses forward contracts and options to hedge these currency exposures. In addition, the Company enters into derivative contracts for some forecasted transactions, which are designated as part of a hedging relationship if it is determined that the transaction qualifies for hedge accounting under the provisions of the authoritative accounting guidance for derivative instruments and hedging activities. A portion of the Company’s exposure is from currencies that are not traded in liquid markets and these are addressed, to the extent reasonably possible, by managing net asset positions, product pricing and component sourcing.
At December 31, 2013, the Company had outstanding foreign exchange contracts totaling $837 million, compared to $523 million outstanding at December 31, 2012. Management believes that these financial instruments should not subject the Company to undue risk due to foreign exchange movements because gains and losses on these contracts should generally offset losses and gains on the underlying assets, liabilities and transactions, except for the ineffective portion of the instruments, which is charged to Other within Other income (expense) in the Company’s consolidated statements of operations.
The following table shows the five largest net notional amounts of the positions to buy or sell foreign currency as of December 31, 2013 and the corresponding positions as of December 31, 2012:

	Notional Amount
Net Buy (Sell) by Currency	2013	2012
British Pound	$257	$225
Chinese Renminbi	(181)	(99)
Euro	(132)	(9)
Norwegian Krone	(95)	(48)
Brazilian Real	(44)	3

At December 31, 2013, the maximum term of derivative instruments that hedge forecasted transactions was seven months. The weighted average duration of the Company’s derivative instruments that hedge forecasted transactions was three months.
Interest Rate Risk
As part of its liability management program, one of the Company's European subsidiaries has outstanding interest rate agreements (“Interest Agreements”) relating to Euro-denominated loans. The interest on the Euro-denominated loans is variable. The Interest Agreements change the characteristics of interest rate payments from variable to maximum fixed-rate payments. The Interest Agreements are not accounted for as a part of a hedging relationship and, accordingly, the changes in the fair value of the Interest Agreements are included in Other income (expense) in the Company's consolidated statements of operations. The weighted average fixed rate payment on the Interest Agreements for the year ended December 31, 2013 was 4.44%. The fair value of the Interest Agreements resulted in a liability position of $3 million at December 31, 2013, compared to a liability position of $4 million at December 31, 2012.
Counterparty Risk
The use of derivative financial instruments exposes the Company to counterparty credit risk in the event of nonperformance by counterparties. However, the Company’s risk is limited to the fair value of the instruments when the derivative is in an asset position. The Company actively monitors its exposure to credit risk. At present time, all of the counterparties have investment grade credit ratings. The Company is not exposed to material credit risk with any single counterparty. As of December 31, 2013, the Company was exposed to an aggregate credit risk of approximately $4 million with all counterparties.
The following tables summarize the fair values and location in the consolidated balance sheets of all derivative financial instruments held by the Company at December 31, 2013 and 2012:

	Fair Values of Derivative Instruments
	Assets		Liabilities
December 31, 2013	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location
Derivatives designated as hedging instruments:
Foreign exchange contracts	$—	Other assets	$1	Other liabilities
Derivatives not designated as hedging instruments:
Foreign exchange contracts	4	Other assets	1	Other liabilities
Interest agreements	—	Other assets	3	Other liabilities
Total derivatives not designated as hedging instruments	4		4
Total derivatives	$4		$5

	Fair Values of Derivative Instruments
	Assets		Liabilities
December 31, 2012	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location
Derivatives designated as hedging instruments:
Foreign exchange contracts	$1	Other assets	$—	Other liabilities
Derivatives not designated as hedging instruments:
Foreign exchange contracts	2	Other assets	3	Other liabilities
Interest agreements	—	Other assets	4	Other liabilities
Total derivatives not designated as hedging instruments	2		7
Total derivatives	$3		$7

The following table summarizes the effect of derivative instruments in the Company's consolidated statements of operations, including immaterial amounts related to discontinued operations, for the years ended December 31, 2013, 2012 and 2011:

	December 31,			Statement of Operations Location
Gain (Loss) on Derivative Instruments	2013	2012	2011
Derivatives not designated as hedging instruments:
Interest rate contracts	$2	$(1)	$(1)	Other income (expense)
Foreign exchange contracts	6	(13)	(17)	Other income (expense)
Total derivatives not designated as hedging instruments	$8	$(14)	$(18)
The following table summarizes the gains and losses reclassified from Accumulated other comprehensive loss into Net earnings, including immaterial amounts related to discontinued operations, for the years ended December 31, 2013, 2012 and 2011:

	December 31,			Financial Statement Location
Foreign Exchange Contracts	2013	2012	2011
Derivatives in cash flow hedging relationships
Other comprehensive gains (losses) before reclassifications	$(1)	$3	$(1)	Accumulated other comprehensive loss
Gains (losses) reclassified from Accumulated other comprehensive loss into Net earnings	1	(1)	2	Cost of sales
Gain recognized in Net earnings on derivative (ineffective portion and amount excluded from effectiveness testing)	—	—	1	Other income (expense)

Stockholders’ Equity
Derivative instruments activity, net of tax, included in Accumulated other comprehensive loss within the consolidated statements of stockholders’ equity for the years ended December 31, 2013, 2012 and 2011 were as follows:

	2013	2012	2011
Balance at January 1	$1	$(3)	$—
Increase (decrease) in fair value	(1)	3	(1)
Reclassifications to earnings, net of tax	(1)	1	(2)
Balance at December 31	$(1)	$1	$(3)